Net loss per share and Unaudited Pro Forma per Share of Common Stock - Summary of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding (Parenthetical) (Detail) (USD $)
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase convertible preferred stock, exercise price	$ 5.17
Warrants to purchase convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase convertible preferred stock, exercise price		$ 5.17	$ 5.17	$ 5.17	$ 5.17